Segmented Information - Operating Results by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Gross premiums:	$ 29,160	$ 25,506
Less: Ceded premiums	2,297	2,453
Net investment income (loss)	(11,587)	4,633
Fee income	8,046	8,002
Total revenue	23,322	35,688
Total benefits and expenses	19,399	30,591
Income tax expense (benefit)	621	727
Total net income (loss)	3,302	4,370
Net income (loss) attributable to participating policyholders	116	335
Net income (loss) attributable to non-controlling interests	56	0
Shareholders’ net income (loss)	3,130	4,035
Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Less: Ceded premiums	0	0
Net investment income (loss)	(90)	(99)
Fee income	(316)	(278)
Total revenue	(406)	(377)
Total benefits and expenses	(406)	(377)
Income tax expense (benefit)	0	0
Total net income (loss)	0	0
Net income (loss) attributable to participating policyholders	0	0
Net income (loss) attributable to non-controlling interests	0
Shareholders’ net income (loss)	0	0
Annuities
Disclosure of operating segments [line items]
Gross premiums:	3,945	3,917
Annuities | Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Life insurance
Disclosure of operating segments [line items]
Gross premiums:	11,395	10,925
Life insurance | Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Health insurance
Disclosure of operating segments [line items]
Gross premiums:	13,820	10,664
Health insurance | Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Canada | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	16,710	15,711
Less: Ceded premiums	1,589	1,533
Net investment income (loss)	(4,864)	3,069
Fee income	1,610	1,611
Total revenue	11,867	18,858
Total benefits and expenses	10,344	16,651
Income tax expense (benefit)	363	384
Total net income (loss)	1,160	1,823
Net income (loss) attributable to participating policyholders	160	265
Net income (loss) attributable to non-controlling interests	0
Shareholders’ net income (loss)	1,000	1,558
Canada | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	3,909	3,874
Canada | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	6,308	5,848
Canada | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	6,493	5,989
U.S. | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	8,814	6,076
Less: Ceded premiums	505	705
Net investment income (loss)	(2,306)	546
Fee income	297	81
Total revenue	6,300	5,998
Total benefits and expenses	5,571	5,375
Income tax expense (benefit)	143	124
Total net income (loss)	586	499
Net income (loss) attributable to participating policyholders	0	0
Net income (loss) attributable to non-controlling interests	0
Shareholders’ net income (loss)	586	499
U.S. | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	1	0
U.S. | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	1,515	1,452
U.S. | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	7,298	4,624
Asset Management
Disclosure of operating segments [line items]
Total revenue	5,757	5,855
Asset Management | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Less: Ceded premiums	0	0
Net investment income (loss)	28	20
Fee income	5,729	5,835
Total revenue	5,757	5,855
Total benefits and expenses	4,215	4,591
Income tax expense (benefit)	345	372
Total net income (loss)	1,197	892
Net income (loss) attributable to participating policyholders	0	0
Net income (loss) attributable to non-controlling interests	56
Shareholders’ net income (loss)	1,141	892
Asset Management | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Asset Management | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Asset Management | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Asia | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	3,563	3,595
Less: Ceded premiums	189	201
Net investment income (loss)	(3,242)	1,060
Fee income	620	642
Total revenue	752	5,096
Total benefits and expenses	218	3,838
Income tax expense (benefit)	63	113
Total net income (loss)	471	1,145
Net income (loss) attributable to participating policyholders	(44)	70
Net income (loss) attributable to non-controlling interests	0
Shareholders’ net income (loss)	515	1,075
Asia | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	26	29
Asia | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	3,512	3,542
Asia | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	25	24
Corporate
Disclosure of operating segments [line items]
Total revenue	(948)	258
Corporate | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	73	124
Less: Ceded premiums	14	14
Net investment income (loss)	(1,113)	37
Fee income	106	111
Total revenue	(948)	258
Total benefits and expenses	(543)	513
Income tax expense (benefit)	(293)	(266)
Total net income (loss)	(112)	11
Net income (loss) attributable to participating policyholders	0	0
Net income (loss) attributable to non-controlling interests	0
Shareholders’ net income (loss)	(112)	11
Corporate | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	9	14
Corporate | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	60	83
Corporate | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	$ 4	$ 27